Leases - Schedule of Right of Use Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jul. 01, 2020	Jun. 30, 2020
Assets
Operating lease right-of-use assets	$ 29,182	$ 29,700	$ 0
Property and equipment - net	101
Total lease right-of-use assets	29,283
Current
Operating lease liabilities—current	5,093		0
Other current liabilities	122
Non-current
Operating lease liabilities	36,958		$ 0
Other liabilities	33
Total lease liabilities	$ 42,206